Pensions and Other Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Disclosure of net benefit obligation

Defined Benefit Obligations	DB Pension Plans		OPEB Plans
($ millions)	2019	2018	2019	2018
Beginning of year	79	76	199	244
Current service cost	—	1	10	11
Interest cost	2	3	7	8
Benefits paid	(3)	(2)	(4)	(4)
Past service cost	3	—	(29)	—
Settlements	(49)	—	—	—
Remeasurements
Actuarial (gain) loss – experience	—	2	(1)	(13)
Actuarial (gain) loss – financial assumptions	9	(4)	20	(45)
Effect of changes in foreign exchange rates	(2)	3	(1)	(2)
End of year	39	79	201	199

Fair Value of Plan Assets	DB Pension Plans		OPEB Plans
($ millions)	2019	2018	2019	2018
Beginning of year	71	67	—	—
Contributions by employer	(1)	1	2	2
Benefits paid	(3)	(2)	(2)	(2)
Interest income	2	2	—	—
Return on plan assets greater than discount rate	16	—	—	—
Settlements	(52)	—	—	—
Effect of changes in foreign exchange rates	(2)	3	—	—
End of year	31	71	—	—

Funded status	DB Pension Plans		OPEB Plans
($ millions)	2019	2018	2019	2018
Net asset (liability)	(8)	(8)	(201)	(199)

Disclosure of pension plan assets
The composition of the DB Pension Plan assets at December 31, 2019 and 2018 was as follows:

DB Pension Plan Assets
(percent)	Target allocation range	2019	2018
Money market type funds	—	—	5
Equity securities	35	35	—
Debt securities	65	65	95

Disclosure of a defined benefit amount recognized in net earnings and OCI
The following table summarizes amounts recognized in net earnings (loss) and OCI for the DB Pension Plans and the OPEB Plans for the years ended December 31, 2019 and 2018:

	DB Pension Plans		OPEB Plans
($ millions)	2019	2018	2019	2018
Amounts recognized in net earnings (loss)
Current service cost	—	1	10	11
Past service cost	3	—	(29)	—
Net Interest cost	—	1	7	8
Benefit cost	3	2	(12)	19
Remeasurements
Actuarial loss (gain) due to liability experience	—	2	(1)	(13)
Actuarial loss (gain) due to liability assumption changes	9	(4)	20	(45)
(Gain) loss on plan assets	(16)	—	—	—
Remeasurement effects recognized in OCI	(7)	(2)	19	(58)

Disclosure of actuarial assumptions and sensitivity analysis
The sensitivity of the defined benefit and OPEB obligations to changes in relevant actuarial assumption is shown below:

Sensitivity Analysis	DB Pension Plans		OPEB Plans
($ millions)	1% increase	1% decrease	1% increase	1% decrease
Discount rate	(4)	5	(23)	28
Health care cost trend rate	N/A	N/A	(16)	18
The following long-term assumptions were used to estimate the value of the defined benefit obligations, the plan assets and the OPEB Plans:

Assumptions	DB Pension Plans		OPEB Plans
(percent)	2019	2018	2019	2018
Discount rate for benefit expense and obligation	2.3 - 4.2	3.4 - 3.6	3.0 - 3.7	3.4 - 3.7
Rate of compensation expense	3.5	N/A	N/A	N/A